Segmented information - Schedule of Information on Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,319,538	$ 2,403,924
Property, plant and equipment	9,450,095	9,126,773
Intangible assets	69,136	72,464
United States
Segment Reporting Information [Line Items]
Revenue	1,852,407	1,942,582
Property, plant and equipment	8,362,512	7,900,250
Intangible assets	15,250	15,028
Canada
Segment Reporting Information [Line Items]
Revenue	91,612	95,306
Property, plant and equipment	328,452	460,200
Intangible assets	252	275
Other regions
Segment Reporting Information [Line Items]
Revenue	375,519	366,036
Property, plant and equipment	759,131	766,323
Intangible assets	$ 53,634	$ 57,161